CRYPTOCURRENCIES - Summary of intangible assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Intercompany Foreign Currency Balance [Line Items]
Total	¥ 252,206	$ 36,065	¥ 206,130		¥ 107,961
Cryptocurrencies, restricted-current	238,533	34,110	193,938
Balance of Cryptocurrencies	13,673	1,955	12,192
Bitcoins
Intercompany Foreign Currency Balance [Line Items]
Total	238,886	34,160	196,680
Cryptocurrencies, restricted-current					9,100	$ 1,300
Cryptocurrencies, restrict-Non current					¥ 2,400	$ 300
Tether
Intercompany Foreign Currency Balance [Line Items]
Total	11,713	1,675	2,154
USD Coin
Intercompany Foreign Currency Balance [Line Items]
Total	¥ 1,607	$ 230
Filecoin
Intercompany Foreign Currency Balance [Line Items]
Total			7,296
Cryptocurrencies, restricted-current			¥ 6,700	$ 1,000